COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
COMMITMENTS AND CONTINGENCIES

Operating lease obligations

In December 2009, we relocated our office to a new space in Beijing consisting of 192.7 square feet. The term of the old lease was from September 1, 2009 to July 31, 2011; however, we terminated the old lease on December 11, 2009 as mutually agreed with the landlord and with no penalty to us. The new office lease is from December 11, 2009 to December 10, 2011 and provides for monthly lease payment of $5,333 with two months of free rent.. Moreover, we also have entered into a second building lease for an office located in Beijing consisting of 10 square feet. The Beijing facilities lease is from July 3, 2010 to July 2, 2011 and provides for monthly lease payment of $26. As of June 30, 2011, our total future commitments for minimum lease payments are as follows:

Within one year	$28,138

Rental expenses for the nine months ended June 30, 2011 and 2010 was $46,609 and $37,137 respectively.